                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: June 2004

Check here if Amendment: |X|; Amendment Number:   3

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      PRINCIPLED ASSET ADMINISTRATION
      ---------------------------------------------

Address:   666 FIFTH AVE., 34TH FL.
          -------------------------------------------------------------

           NEW YORK, NY 10103
----------------------------------------------------------------------



Form 13F File Number: 28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     GERALD CATENACCI
       ---------------------------------------------

Title:    MANAGING MEMBER
       ---------------------------------------------

Phone:    212-484-5030
       ---------------------------------------------


Signature, Place, and Date of Signing:


  GERALD CATENACCI               NEW YORK, NY                    8-12-04
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number               Name

28-___________________________     _______________________________________
[Repeat as necessary.]

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      _____________

Form 13F Information Table Entry Total: _____________

Form 13F Information Table Value Total: $____________
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number          Name

_______   _________________________     _______________________________________
[Repeat as necessary.]

UBS SECURITIES LLC

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                                                                                 ITEM 6
      ITEM 1                ITEM 2        ITEM 3     ITEM 4       ITEM 5      INVEST. DISC.       ITEM 7            ITEM 8
------------------         --------       -------    ------     ---------- --------------------   ------     --------------------
                            TITLE                     FAIR        SHARE OF                SHARED
                              OF          CUSIP       MARKET     PRINCIPAL   Sole  SHARED  OTHER   OTHER       VOTING AUTHORITY
  NAME OF ISSUER            CLASS         NUMBER      VALUE        AMOUNT    (A)     (B)    (C)   MANAGERS   SOLE    SHARED  NONE
------------------         --------       --------   --------     --------  ------  -----  -----  --------   ------  -----   ----
----------------------------------------------------------------------------------------------------------------------------------
DELTA AIRLINES INC         FIXED INCOME   247361YE2      1371989   2047746 N   X                   HIGH      2047746  0     0

CALPINE COPR               FIXED INCOME   131347AW6     16047002  24593106 N   X                   HIGH     24593106  0     0

CALPINE CDA ENERGY         FIXED INCOME   13134VAA1      8376046  12690980 N   X                   HIGH     12690980  0     0

WTS OF APHTON CORP CLASS A OTC EQ           8357799        22902     37545 N   X                   HIGH        37545  0     0

AMEDISYS INC               OTC EQ           9044407      2787849     84378 N   X                   HIGH        84378  0     0

ADTRAN INC                 OTC EQ         00738A106      1164613     34900 N   X                   HIGH        34900  0     0

AGF MANAGEMENT LTD-CL B    CEQ              1092105      4039644    303256 N   X                   HIGH       303256  0     0

ALLIANCE GAMING CORPORATIO COMMON         01859P609      3174600    185000 N   X                   HIGH       185000  0     0

AGERE SYS INC              COMMON         00845V100      9311320   4048400 N   X                   HIGH      4048400  0     0

ALCAN ALUMINIUM LTD        COMMON          13716105     18634057    450098 N   X                   HIGH       450098  0     0

AFFILIATED MANAGERS GROUP  COMMON           8252108      2281761     45300 N   X                   HIGH        45300  0     0

AUTONATION INC DEL         COMMON         05329W102     24866324   1454171 N   X                   HIGH      1454171  0     0

ANGIOTECH PHARMACEUTICALS  OTC EQ          34918102      2025075    100500 N   X                   HIGH       100500  0     0

ARRIS GROUP INC            OTC EQ         04269Q100      1658448    279200 N   X                   HIGH       279200  0     0

ANTHEM INC                 COMMON         03674B104      7317052     81700 N   X                   HIGH        81700  0     0

ATMI INC                   OTC EQ         00207R101     17667358    646919 N   X                   HIGH       646919  0     0

ATI TECHOLOGIES INC        OTC EQ           1941103      2632856    139600 N   X                   HIGH       139600  0     0

AVAYA INC                  COMMON          53499109      1068983     67700 N   X                   HIGH        67700  0     0

BOEING CO                  COMMON          97023105      4424394     86600 N   X                   HIGH        86600  0     0

BANK OF AMER CORP          COMMON          60505104     17008620    201000 N   X                   HIGH       201000  0     0

BENCHMARK ELECTRONICS INC  COMMON         08160H101      2418210     83100 N   X                   HIGH        83100  0     0

BIO-RAD LABORATORIES INC C COMMON          90572207      1889406     32100 N   X                   HIGH        32100  0     0

BIOMARIN PHARMACEUTICAL IN OTC EQ         09061G101      1863600    310600 N   X                   HIGH       310600  0     0

CANDAIAN OIL SANDS TRUST   CEQ            13642L209      2145280     65148 N   X                   HIGH        65148  0     0

CENTERRA GOLD              CEQ            152006201       786676     69800 N   X                   HIGH        69800  0     0

ACACIA RESEARCH - COMBIMAT OTC EQ           3881208      1888426    434121 N   X                   HIGH       434121  0     0

CBRL GROUP INC             OTC EQ         12489V106       755825     24500 N   X                   HIGH        24500  0     0

COGNEX CORP                OTC EQ         192422103      3438611     89361 N   X                   HIGH        89361  0     0

CLEVELAND CLIFFS INC       COMMON         185896107     23706807    420408 N   X                   HIGH       420408  0     0

CAREMARK RX INC            COMMON         141705103     15091922    458164 N   X                   HIGH       458164  0     0

CENTENE CORP DEL           COMMON         15135B101      3768263     97750 N   X                   HIGH        97750  0     0

CANADIAN OIL SANDS TR NEW  CEQ            13642L100     20434066    620543 N   X                   HIGH       620543  0     0

VOLUME SVCS AMER HLDGS INC COMMON         92873P204      2009205    148500 N   X                   HIGH       148500  0     0

CEMEX S A                  COMMON         151290889      2153400     74000 N   X                   HIGH        74000  0     0

CRYOCATH TECHNOLOGIES INC  CEQ            229014105       704540    116475 N   X                   HIGH       116475  0     0

COMMUNITY HEALTH SYSTEMS I COMMON         203668108      5884394    219813 N   X                   HIGH       219813  0     0

WTS CYTOGEN EXERCISE PRICE OTC EQ           CYTOWTS       305536     51437 N   X                   HIGH        51437  0     0

CAESARS ENTERTAINMENT INC  COMMON         127687101      1476000     98400 N   X                   HIGH        98400  0     0

DELTA AIR LINES INC        COMMON         247361108      1490928    209400 N   X                   HIGH       209400  0     0

DISCOVERY LABORATORIES INC OTC EQ         254668106      1338764    139600 N   X                   HIGH       139600  0     0

ECLIPSE CORP               OTC EQ         278856109      5239826    343370 N   X                   HIGH       343370  0     0

EXULT INC                  OTC EQ         302284104      3843795    714460 N   X                   HIGH       714460  0     0

FIRST DATA CORP            COMMON         319963104      2174535     48844 N   X                   HIGH        48844  0     0

GUIDANT CORP               COMMON         401698105      6169152    110400 N   X                   HIGH       110400  0     0

GAP INC                    COMMON         364760108      3622004    149361 N   X                   HIGH       149361  0     0

GTECH HOLDINGS CORP        COMMON         400518106      7770818    167800 N   X                   HIGH       167800  0     0

HOME DEPOT INC             COMMON         437076102      8796093    249889 N   X                   HIGH       249889  0     0

HANGER ORTHOPEDIC GROUP IN COMMON         41043F208      1227084    104700 N   X                   HIGH       104700  0     0

WEBMD CORP                 OTC EQ         94769M105     26677074   2862347 N   X                   HIGH      2862347  0     0

HOT TOPIC INC              OTC EQ         441339108      2217018    108200 N   X                   HIGH       108200  0     0

IDT CORPORATION            COMMON         448947309      1043704     56600 N   X                   HIGH        56600  0     0

IMMUNOMEDICS INC           OTC EQ         452907108      1886151    387300 N   X                   HIGH       387300  0     0

ITRON INC                  OTC EQ         465741106      2099010     91500 N   X                   HIGH        91500  0     0

JAMES RIVER COAL CO        OTC EQ         470355108      1887900     34800 N   X                   HIGH        34800  0     0

JABIL CIRCUIT INC          COMMON         466313103      9027508    358519 N   X                   HIGH       358519  0     0

J C PENNEY CO INC          COMMON         708160106     19768228    523523 N   X                   HIGH       523523  0     0

JANUS CAPITAL GROUP INC    COMMON         47102X105       898705     54500 N   X                   HIGH        54500  0     0

JONES APPAREL GROUP INC    COMMON         480074103      4528356    114700 N   X                   HIGH       114700  0     0

KFX INC                    COMMON         48245L107       265938     34900 N   X                   HIGH        34900  0     0

KENSEY NASH CORP           OTC EQ         490057106       945300     27400 N   X                   HIGH        27400  0     0

COCA COLA CO               COMMON         191216100      4689592     92900 N   X                   HIGH        92900  0     0

MANPOWER INC-WISC          COMMON         56418H100      2340497     46100 N   X                   HIGH        46100  0     0

MAGNA ENTERTAINMENT CORP   OTC EQ         559211107      5346002    906102 N   X                   HIGH       906102  0     0

METHANEX CORP              OTC EQ         59151K108     27962874   2108814 N   X                   HIGH      2108814  0     0

MPS GROUP INC              COMMON         553409103      1925868    158900 N   X                   HIGH       158900  0     0

MILACRON INC               COMMON         598709103       279200     69800 N   X                   HIGH        69800  0     0

***INCO LTD                COMMON         453258402     10661760    308500 N   X                   HIGH       308500  0     0

NRG ENERGY INC             COMMON         629377508      5731478    231108 N   X                   HIGH       231108  0     0

NOVARTIS AG-SPONSORED ADR  COMMON         66987V109      4317924     97032 N   X                   HIGH        97032  0     0

ONYX PHARMACEUTICALS INC   OTC EQ         683399109      1334340     31500 N   X                   HIGH        31500  0     0

PHELPS DODGE CORP          COMMON         717265102       271285      3500 N   X                   HIGH         3500  0     0

PENN NATIONAL GAMING INC   OTC EQ         707569109      5796654    174598 N   X                   HIGH       174598  0     0

***POTASH CORP OF SASKATCH COMMON         73755L107     28201292    291035 N   X                   HIGH       291035  0     0

PROQUEST COMPANY           COMMON         74346P102      2760425    101300 N   X                   HIGH       101300  0     0

PLATINUM UNDERWRITERS      COMMON         G7127P100      2592636     85200 N   X                   HIGH        85200  0     0

PENN WEST PETROLEUM LTD    CEQ            707886602      3521324     76026 N   X                   HIGH        76026  0     0

REDBACK NETWORK INC        OTC EQ         757209507      1342055    209369 N   X                   HIGH       209369  0     0

REEBOK INTERNATIONAL LTD   COMMON         758110100     12905450    358684 N   X                   HIGH       358684  0     0

ELIZABETH ARDEN INC        OTC EQ         28660G106      2261800    107500 N   X                   HIGH       107500  0     0

REGAL ENTERTAINMENT GROUP  COMMON         758766109     23101609   1276332 N   X                   HIGH      1276332  0     0

SELECT MED CORP OC-COM     COMMON         816196109      3286558    244900 N   X                   HIGH       244900  0     0

STRATOS GLOBAL CORP        CEQ            862926102      1465700    191908 N   X                   HIGH       191908  0     0

STRATASYS INC              OTC EQ         862685104      3837800    155000 N   X                   HIGH       155000  0     0

TRANSALTA CORP             COMMON         89346D107      6944777    553810 N   X                   HIGH       553810  0     0

TELIK INC                  OTC EQ         87959M109      9749057    408423 N   X                   HIGH       408423  0     0

THORATEC LABORATORIES CORP OTC EQ         885175307      1353240    126000 N   X                   HIGH       126000  0     0

THERMO ELECTRON CORP       COMMON         883556102      1158898     37700 N   X                   HIGH        37700  0     0

TELEFONOS DE MEXICO SA DE  COMMON         879403780      3304243     99316 N   X                   HIGH        99316  0     0

SPORTS AUTHORITY INC NEW   COMMON         84917U109      3134070     87300 N   X                   HIGH        87300  0     0

TELUS CORPORATION          COMMON         87971M202     25003983   1663605 N   X                   HIGH      1663605  0     0

UNITEDHEALTH GROUP INC     COMMON         91324P102      4472102     71841 N   X                   HIGH        71841  0     0

VALUECLICK INC             OTC EQ         92046N102      2516998    210100 N   X                   HIGH       210100  0     0

VAXGEN INC NEW             OTC EQ         922390208       247800     17500 N   X                   HIGH        17500  0     0

WEBEX COMMUNICATIONS INC   OTC EQ         94767L109      1351296     62100 N   X                   HIGH        62100  0     0

WASHINGTON MUTUAL INC      COMMON         939322103      1646064     42600 N   X                   HIGH        42600  0     0

WRIGHT MEDICAL GROUP INC   OTC EQ         98235T107      5964495    167542 N   X                   HIGH       167542  0     0

WARNACO GROUP INC          OTC EQ         934390402      3565788    167644 N   X                   HIGH       167644  0     0

WESTERN OIL SANDS INC      CEQ            959053109      4988581    198176 N   X                   HIGH       198176  0     0

WOLVERINE WORLD WIDE INC-W COMMON         978097103      2454191     93493 N   X                   HIGH        93493  0     0

UNITED STATES STL CORP NEW COMMON         912909108     17225728    490482 N   X                   HIGH       490482  0     0

YANKEE CANDLE INC          COMMON         984757104      6961237    237991 N   X                   HIGH       237991  0     0